Employee compensation and benefits - Share-based payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Compensation And Benefits [Abstract]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 400	$ 467	$ 434
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	424	506	462
Conditional share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	402	479	411
Savings-related and other share award option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	$ 22	$ 27	$ 51